Fair value of financial instruments (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Deposits at amortised cost	£ 415,787.0	£ 394,838.0
Brokered certificates of deposit [member]
Disclosure of detailed information about financial instruments [line items]
Description of existence of third-party credit enhancement	Structured and brokered certificates of deposit issued by Barclays Group are insured up to $250,000 per depositor by the Federal Deposit Insurance Corporation (FDIC) in the United States. The FDIC is funded by premiums that Barclays and other banks pay for deposit insurance coverage.
Description of whether third-party credit enhancement is reflected in fair value measurement	The carrying value of these issued certificates of deposit that are designated under the IFRS 9 fair value option includes this third party credit enhancement.
Deposits at amortised cost	£ 3,218.0	4,797.0
Exit price adjustments derived from market bid-offer spreads [member]
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	(429.0)	(457.0)
Exit price adjustments derived from market bid-offer spreads [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value adjustments of derivatives	28.0
Fair value adjustments	429.0
Uncollateralised derivative funding [member]
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	(57.0)	(47.0)
Uncollateralised derivative funding [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value adjustments of derivatives	(10.0)
Fair value adjustments	57.0
Uncollateralised derivative funding [member] | Level 3 of fair value hierarchy [member] | Scaling factor [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value adjustments of derivatives	170.0	141.0
Derivative credit valuation adjustments [member]
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	(135.0)	(125.0)
Derivative credit valuation adjustments [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value adjustments of derivatives	(10.0)
Fair value adjustments	135.0
Derivative credit valuation adjustments [member] | Level 3 of fair value hierarchy [member] | Recovery assumptions in CDS levels [member]
Disclosure of detailed information about financial instruments [line items]
Potential increase (decrease) in fair value adjustments of derivatives	36.0	50.0
Derivative debit valuation adjustments [member]
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	155.0	237.0
Derivative debit valuation adjustments [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value adjustments of derivatives	(82.0)
Fair value adjustments	155.0
Max [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Increase in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets (liabilities)	798.0	961.0
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets (liabilities)	£ 1,227.0	£ 1,216.0
Education, Social Housing, and Local Authority Porfolio [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of fixed rate loan notional amount concentrated towards bottom of range	99.00%
Education, Social Housing, and Local Authority Porfolio [member] | Min [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Loan spread, significant unobservable inputs, assets and liabilities	0.30%	0.30%
Education, Social Housing, and Local Authority Porfolio [member] | Max [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Loan spread, significant unobservable inputs, assets and liabilities	5.31%	5.96%
Education, Social Housing, and Local Authority Porfolio [member] | Max [member] | Majority of loan spreads [Member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Loan spread, significant unobservable inputs, assets and liabilities	2.00%	2.00%
Financial instruments at fair value, category [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	£ 113.0	£ 141.0
Additions, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	41.0	65.0
Amortisation and releases, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	69.0	33.0
Financial instruments at amortised cost, category [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	255.0	262.0
Additions, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	7.0	29.0
Amortisation and releases, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	£ 14.0	£ 20.0